MATERIAL PARTLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of Interest in Subsidiaries

Name	Non-controlling interest holding			Country of incorporation and operation
	2020	2019	2018
Cerro Vanguardia S.A. (CVSA)	7.5%	7.5%	7.5%	Argentina
Société AngloGold Ashanti de Guinée S.A. (Siguiri)	15%	15%	15%	Republic of Guinea

Financial information of subsidiaries that have material non-controlling interests are provided below:

	US Dollars
Figures in millions	2020	2019	2018
Profit (loss) allocated to material non-controlling interests
CVSA	8	5	9
Siguiri	10	—	8
Accumulated balances of material non-controlling interests
CVSA	14	13	14
Siguiri	31	23	32

Summarised financial information of subsidiaries is as follows. The information is based on amounts including inter-company balances.

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of profit or loss for 2020
Revenue	440	453
Profit (loss) for the year	84	68
Total comprehensive income (loss) for the year, net of tax	84	68
Attributable to non-controlling interests	8	10
Dividends paid to non-controlling interests	(6)	(3)

Statement of profit or loss for 2019
Revenue	390	349
Profit (loss) for the year	68	1
Total comprehensive income (loss) for the year, net of tax	68	1
Attributable to non-controlling interests	5	—
Dividends paid to non-controlling interests	(7)	(9)

Statement of profit or loss for 2018
Revenue	498	365
Profit (loss) for the year	119	56
Total comprehensive income (loss) for the year, net of tax	119	56
Attributable to non-controlling interests	9	8
Dividends paid to non-controlling interests	(7)	(8)
Summarised financial information of subsidiaries is as follows. The information is based on amounts before inter-company eliminations.

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of financial position as at 31 December 2020
Non-current assets	202	233
Current assets (1)	254	224
Non-current liabilities	(123)	(138)
Current liabilities	(150)	(117)
Total equity	183	202

Statement of financial position as at 31 December 2019
Non-current assets	177	245
Current assets	202	170
Non-current liabilities	(120)	(141)
Current liabilities	(82)	(121)
Total equity	177	153

Statement of financial position as at 31 December 2018
Non-current assets	176	257
Current assets	215	157
Non-current liabilities	(112)	(64)
Current liabilities	(78)	(137)
Total equity	201	213

Statement of cash flows for the year ended 31 December 2020
Cash inflow (outflow) from operating activities	169	63
Cash inflow (outflow) from investing activities	(16)	(30)
Cash inflow (outflow) from financing activities	(59)	(11)
Net increase (decrease) in cash and cash equivalents	94	22

Statement of cash flows for the year ended 31 December 2019
Cash inflow (outflow) from operating activities	107	46
Cash inflow (outflow) from investing activities	(30)	(22)
Cash inflow (outflow) from financing activities	(47)	(30)
Net increase (decrease) in cash and cash equivalents	30	(6)

Statement of cash flows for the year ended 31 December 2018
Cash inflow (outflow) from operating activities	179	84
Cash inflow (outflow) from investing activities	(36)	(96)
Cash inflow (outflow) from financing activities	(140)	(6)
Net increase (decrease) in cash and cash equivalents	3	(18)
(1) CVSA had a cash balance of $137m equivalent as at 31 December 2020, of which $50m is currently eligible to be declared as dividends. Application has been made to the Central Argentine Bank to approve $11m of this eligible amount to be paid offshore to AngloGold Ashanti. Approval is pending. The cash is fully available for CVSA’s operational requirements.